Subsidiary Formation	12 Months Ended
Dec. 31, 2017
Subsidiary Formation
Subsidiary Formation

Note 5 – Subsidiary Formation

On July 8, 2014, we formed GLFH in which we retained 84% ownership, with the remaining 16% held by key experts and advisors as compensation for their services, including 3% to Mr. Bradley, CEO and 1% to Mr. Berk, President of Programming, and an additional 1% was sold to one of those individuals for $60,000. An additional 1.6% was sold to an investor on December 8, 2014 and 3% was transferred back from a founding member on December 2, 2015, giving PNTV 85.4% ownership and minority interests ownership of 14.6%. The form of the entity was changed from a corporation to a limited liability company on May 9, 2017. GLFH has have received Cultivation and Production special use permits for medical marijuana in North Las Vegas, along with a license for the Cultivation and Production of recreational cannabis, in addition to the related permits in the State of Nevada.